Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Cash interest paid	$ 1,495	$ 0	$ 3,732	$ 5,366
Significant non-cash financing and investing activities:
Increase in debt from in-kind interest	2,340	3,971	11,425	0
Mobile equipment acquired by note payable	0	407
Plant, equipment, and mine development additions included in accounts payable	0	911	538	1,229
Liability based restricted stock units transferred to equity	37	0	765	0
Accrual of equity issuance costs included in Accounts payable and accrued expenses	766	0	0	8,202
1.5 Lien Notes to common stock
Significant non-cash financing and investing activities:
Exchange of Seller lien notes	$ 3,300	$ 0	$ 0	$ 160,254